BUSINESS SEGMENTS - Long-Lived Assets Disaggregated by Geographic Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 47,285	$ 20,340
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	14,798	7,787
China
Segment Reporting Information [Line Items]
Long-Lived Assets	14,207	5,296
Czech Republic
Segment Reporting Information [Line Items]
Long-Lived Assets	6,070	3,278
France
Segment Reporting Information [Line Items]
Long-Lived Assets	11,076	3,144
Other Foreign Countries
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,134	$ 835